SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN (Details) - Restricted Stock Units (RSUs) [Member] - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Share Units, Beginning balance	27,392	24,619
Restricted Share Units, Granted	9,064	20,022
Restricted Share Units, Vested and Issued	(2,972)	(13,110)
Restricted Share Units, Forfeited	(273)	(4,139)
Restricted Share Units, Ending balance	33,211	27,392